Finance Income and Expense (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Finance Income	Finance Income

(in millions)	2024	2023	2022
Interest income - deposits	$106	$92	$31
Interest income on FVOCI investments	61	30	8
Accretion income	34	27	12
Total finance income	$201	$149	$51

Schedule of Finance Expenses
Finance Expense

(in millions)	2024	2023	2022
Interest on long-term debt	$80	$80	$69
Interest on lease obligations	26	21	23
Commitment fees and amortization of debt issuance costs	11	13	13
Accretion costs and other	28	23	6
Total finance expense	$145	$137	$111